GOODWILL	12 Months Ended
Dec. 31, 2017
GOODWILL
GOODWILL

11.  GOODWILL

		Reporting units/operating segment
	Express delivery	Freight delivery	Store+	Others	Total
Balance as of January 1, 2016	233,984	5,580	—	—	239,564
Goodwill acquired	7,639	—	—	—	7,639

Balance as of December 31, 2016	241,623	5,580	—	—	247,203
Goodwill acquired	—	—	181,176	20,205	201,381

Balance as of December 31, 2017	241,623	5,580	181,176	20,205	448,584

Balance as of December 31, 2017 (US$)	37,137	858	27,846	3,105	68,946

For the years ended December 31, 2016 and 2017, the Group performed a qualitative assessment for the Express delivery and Freight delivery services reporting units based on the requirements of ASC 350-20. The Group evaluated all relevant factors, weighed all factors in their entirety and concluded that it was not more-likely-than-not that the fair values of the Express delivery and Freight delivery services reporting units were less than their respective carrying amounts. Therefore, further impairment testing on goodwill was unnecessary as of December 31, 2016 and 2017, respectively.

For the year ended December 31, 2017, the Group performed a quantitative assessment for the remaining reporting units by estimating the fair value of the reporting units based on an income approach. The fair values of the remaining reporting units exceeded their respective carrying values and therefore, goodwill related to these reporting units was not impaired.

There was an impairment of goodwill amounting to RMB27,925 recognized in general and administrative expense during the year ended December 31, 2015. No impairment losses were recognized for the years ended December 31, 2016 and 2017.